Shareholders’ equity	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Shareholders’ equity

Note 11 – Shareholders’ equity

Ordinary shares

WF was established under the laws of Cayman Islands on March 2, 2023. The authorized number of ordinary shares is 500,000,000 with a par value of US$0.0001. The issued and outstanding number of ordinary shares is 100,000.

In November 2023, the shareholders of the Company and the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each (the “Share Subdivision”), such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the “Re-designation”), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.

Following the Share Subdivision and Re-designation and on the same day, the shareholders of the Company surrendered an aggregate of 4,500,000 ordinary shares with a par value of US$0.000001 to the Company for no consideration, with the shareholding ratio among the shareholders remaining unchanged. Following the share surrender, the issued and outstanding number of ordinary shares became 5,500,000.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Shanyou PRC Subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Shanyou PRC Subsidiaries.

Shanyou PRC Subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their respective registered capital. In addition, Shanyou PRC Subsidiaries may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Shanyou PRC Subsidiaries may allocate a portion of their respective after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of September 30, 2024 and 2023, the Company collectively attributed $186,225 and $74,492 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Shanyou PRC Subsidiaries are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Shanyou PRC Subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of September 30, 2024 and 2023, amounts restricted are the paid-in-capital of Shanyou PRC Subsidiaries, which amounted to $2,121,581 and $2,009,848, respectively.